9. Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes
9. Subsequent Events

9.    Subsequent Events

(a)   On January 9, 2019, the Company entered into an agreement with a non-related party for interest in a limestone project in Bahamas for $500,000, of which $350,000 is due immediately and the balance owing is due within 90 days of the agreement. Under the terms of the agreement, the Company is to receive a royalty payment of $0.50 per tonne of limestone generated by the project. The final payment of $150,000 was extended to June 30, 2019.

(b)  On January 15, 2019, the Company entered into a non-recourse promissory note for $50,000. The note is secured by future revenues of the Company, bears interest at 15% per annum, and payable in eight quarterly payments commencing on April 30, 2019 with a full balance of the indebtedness due on or before January 31, 2021. The note is subject to an additional 5% interest penalty if the note is still outstanding on each of January 31, 2019, 2020, and 2021, payable with restricted stock.

(c)   On January 31, 2019, the Company entered into a non-recourse promissory note for $150,000. The note is secured by future revenues of the Company, bears interest at 15% per annum, and payable in eight quarterly payments commencing on April 30, 2019 with a full balance of the indebtedness due on or before January 31, 2021. The note is subject to an additional 5% interest penalty if the note is still outstanding on each of January 31, 2019, 2020, and 2021, payable with restricted stock.

(d)  On January 31, 2019, the Company entered into a non-recourse promissory note for $150,000. The note is secured by future revenues of the Company, bears interest at 15% per annum, and payable in eight quarterly payments commencing on April 30, 2019 with a full balance of the indebtedness due on or before January 31, 2021. The note is subject to an additional 5% interest penalty if the note is still outstanding on each of January 31, 2019, 2020, and 2021, payable with restricted stock.

(e)   Subsequent to December 31, 2018, the Company received $435,000 in share subscriptions for the issuance of 145,000,000 common shares of the Company at $0.003 per share, which included 66,666,666 common shares for $200,000 received from directors of the Company. As of the date of filing, the common shares have not been issued.

(f)   On April 2, 2019, the Company paid $310,000 to Gold Rock Resources (“Gold Rock”) for a 40% interest in Bonaza Mining Company, a newly formed company for which Gold Rock retains a 60% interest. The Company is committed to pay an additional $500,000 on July 1, 2019 and $2,750,000 by October 1, 2019. The foregoing obligations arise from the Company’s entry into that certain Option agreement and Shareholders Agreement with Gold Rock dated April 1, 2019.